CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net loss	$ (2,638,580)	$ (5,513,725)	$ (7,111,945)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	31,214	54,992	55,284
Bad debt expense	21,876	6,221	20,068
Amortization of beneficial conversion feature of convertible notes	$ 42,944	145,716	223,025
Amortization of original issue discounts related to convertible notes			5,791
Equity compensation expense	$ 768,159	1,024,895	1,682,833
Loss on extinguishment of debt		596,648
Loss on sale of assets			11,413
(Gain) Loss on stock issued for interest		(12,841)	201,175
Loss on settlement of litigation	$ 80,000	412,867
Reversal of litigation accrual	(56,956)	(448,044)
Changes in assets and liabilities:
Accounts receivable	58,031	(207,585)	(18,067)
Inventories	(320,980)	(263,313)	(266,574)
Prepaid expenses and other current assets	$ 42,439	123,513	46,862
Other assets		14,000	(3,200)
Accounts payable	$ (78,246)	123,423	(37,059)
Accrual for severance agreement			(102,056)
Deferred revenue			(7,019)
Settlement accrual	$ (315,000)
Accrued expenses	218,598	283,460	167,450
Net cash used in operating activities	(2,146,501)	(3,659,773)	(5,132,019)
Cash flows from Investing Activities
Purchases of equipment	(6,971)	(21,743)	(72,851)
Net cash used in investing activities	(6,971)	(21,743)	(72,851)
Cash flows from Financing Activities
Proceeds from sale of stock through private placements	$ 110,000	150,755	2,131,527
Proceeds from sale of stock and warrants through private placements		2,305,000	1,705,000
Proceeds from sale of stock under stock purchase agreement	$ 199,120		570,000
Proceeds from exercise of warrants			25,000
Proceeds from convertible note - related party			1,000,000
Proceeds from exercise of stock options			18,200
Proceeds from advances on convertible line of credit - related party	$ 1,890,000	1,375,000
Repayments of convertible notes from third parties			(115,822)
Payments on notes with related parties			(85,880)
Payments on insurance finance contract	$ (37,505)	(88,382)	(67,164)
Net cash provided by financing activities	2,161,615	3,742,373	5,180,861
Net increase (decrease) in cash and cash equivalents	8,143	60,857	(24,009)
Cash and cash equivalents - beginning	127,123	66,266	90,275
Cash and cash equivalents - ending	135,266	127,123	66,266
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	$ 1,706	2,894	2,736
Cash paid for income taxes
Supplementary Disclosure of Non-cash Investing and Financing Activities:
Financing of prepaid insurance contracts	$ 83,999	82,925	68,942
Beneficial conversion feature of convertible notes	204,230	75,609	913,898
Loan discount from issuance of warrants	$ 204,230	75,609
Conversion of notes for common stock			82,132
Stock issued for services	$ 9,953	1,674
Stock issued for vehicle purchase		16,000
Common stock issued for accrued interest	75,000	$ 224,811	$ 154,251
Stock issued for settlement	$ 136,000